Long-term debt (Tables)	12 Months Ended
Sep. 30, 2019
Financial Instruments [Abstract]
Disclosure of Long-Term Debt

	As at September 30, 2019	As at September 30, 2018
	$	$
Senior U.S. unsecured note repayable of $331,150 (U.S.$250,000) in 2021[1]	332,533	491,651
Senior unsecured notes repayable in September by tranches of $72,853 (U.S.$55,000) in 2021, $397,380 (U.S.$300,000) in 2024, $331,150 (U.S.$250,000) in five yearly repayments of U.S.$50,000 from 2020 to 2024 and $122,791 (€85,000) in 2021[2]	924,021	1,025,683
Unsecured committed revolving credit facility[3]	334,370	194,795
Unsecured committed term loan credit facility[4]	661,939	—
Obligations repayable in blended monthly installments maturing at various dates until 2024, bearing a weighted average interest rate of 2.62% (2.46% in 2018)	14,295	30,124
Obligations under finance leases repayable in blended monthly installments maturing at various dates until 2024, bearing a weighted average interest rate of 2.44% (2.40% in 2018)	30,339	29,909
Other long-term debt	33,710	28,731
	2,331,207	1,800,893
Current portion	113,511	348,580
	2,217,696	1,452,313

[1]
As at September 30, 2019, an amount of $331,150,000 was drawn, plus fair value adjustments relating to interest rate swaps designated as fair value hedges of $1,418,000 and less financing fees of $35,000. In December 2018, the Company repaid the scheduled repayment of a tranche of the Senior U.S. unsecured note for a total amount of $187,600,000 and settled the related cross-currency swaps (Note 30). The private placement financing with U.S. institutional investors is comprised of one tranche of Senior U.S. unsecured note with a maturity of 2.2 years and an interest rate of 4.99% (weighted average interest rate of 4.76% in 2018). The Senior U.S. unsecured note contains covenants that require the Company to maintain certain financial ratios (Note 31). As at September 30, 2019, the Company was in compliance with these covenants.

[2]
As at September 30, 2019, an amount of $924,174,000 was drawn, less financing fees of $153,000. The private placement is comprised of three tranches of Senior U.S. unsecured notes and one tranche of Senior euro unsecured note, with a weighted average maturity of 3.2 years and a weighted average interest rate of 3.66% (3.63% in 2018). In September 2019, the Company repaid the second of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $66,055,000 and settled the related cross-currency swaps (Note 30). In September 2019, the Company also repaid the scheduled repayment of a tranche of the Senior U.S. unsecured notes for a total amount of $52,844,000. The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 31). As at September 30, 2019, the Company was in compliance with these covenants.

[3] The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in December 2023. This facility bears interest at bankers' acceptance, LIBOR or Canadian prime, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2019, an amount of $15,000,000 was drawn upon this facility at Canadian prime with no margin at a weighted average interest rate of 3.95% and $319,371,000 at banker's acceptance with a margin of 1.13% and a weighted average interest rate of 1.97%. Also, an amount of $9,631,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. On November 5, 2019, the facility was extended by one year to December 2024 and can be further extended. There were no material changes in the terms and conditions including interest rates and banking covenants. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 31). As at September 30, 2019, the Company was in compliance with these covenants.
[4] During the year ended September 30, 2019, the Company has entered into an unsecured committed term loan credit facility, for a notional amount of U.S. $500,000,000 expiring in December 2023. This facility bears interest at LIBOR, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2019, an amount of $662,300,000 was drawn less financing fees of $361,000 with a margin of 1.00% and a weighted average interest rate of 2.03%. The unsecured committed term loan credit facility contains covenants that require the Company to maintain certain financial ratios (Note 31). As at September 30, 2019, the Company was in compliance with these covenants.

Disclosure of Minimum Finance Lease Payments
Minimum finance lease payments are as follows:

	Principal	Interest	Payment
	$	$	$
Less than one year	14,086	448	14,534
Between one and two years	11,303	282	11,585
Between two and five years	4,950	176	5,126
Total minimum finance lease payments	30,339	906	31,245
The future minimum lease payments under non-cancellable operating leases are due as follows:

$
Less than one year	188,121
Between one and two years	155,531
Between two and five years	332,619
Beyond five years	171,231